Note 11 - Share Capital	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
11.	Share Capital

11.1	Authorized

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

At-the-Market Equity Programs

On November 24, 2023, the Company entered into an equity distribution agreement with a syndicate of agents for an at-the-market equity distribution program (the "2023 ATM Program") which replaced the previous ATM program which expired on November 27, 2023, in accordance with its terms. Pursuant to the 2023 ATM Program, the Company could distribute up to US$50 million (or the equivalent in Canadian dollars) of its common shares (the "ATM Shares") under the 2023 ATM Program. The ATM Shares sold under the 2023 ATM Program were sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Sales of ATM Shares were made pursuant to the terms of an equity distribution agreement dated November 24, 2023. Unless earlier terminated by the Company or the agents as permitted therein, the 2023 ATM Program was to terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the 2023 ATM Program reached the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) December 31, 2024.

On December 20, 2024, the Company entered into a new ATM Program (the "2024 ATM Program") which replaced the 2023 ATM program which expired on December 31, 2024 in accordance with its terms. Pursuant to the 2024 ATM Program, the Company may distribute up to US$50 million (or the equivalent in Canadian dollars) of ATM Shares. The ATM Shares sold under the 2024 ATM Program, if any, will be sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated December 20, 2024. Unless earlier terminated by the Company or the agents as permitted therein, the 2024 ATM Program was to terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the 2024 ATM Program reaches the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) December 24, 2025.

On December 8, 2025, the Company entered into a new ATM Program (the "2025 ATM Program") which replaced the 2024 ATM program which expired on December 24, 2025 in accordance with its terms. Pursuant to the 2025 ATM Program, the Company may distribute up to US$50 million (or the equivalent in Canadian dollars) of ATM Shares. The ATM Shares sold under the 2025 ATM Program, if any, will be sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated December 8, 2025. Unless earlier terminated by the Company or the agents as permitted therein, the 2025 ATM Program will terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the 2025 ATM Program reaches the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) December 8, 2026.

During the year ended November 30, 2025, the Company issued 13,033,493 (2024: 10,873,320) common shares under the 2024 ATM Program for gross proceeds of $21,319 (2024: $13,114), with aggregate commissions paid to agents of $533 (2024: $328).

Flow-Through Share Financing

On June 6, 2025, the Company closed a non-brokered private placement of 373,135 common shares, which qualify as flow-through shares within the meaning of the Income Tax Act (Canada) (each a "FT Share") at a price of $1.34 per FT Share for gross proceeds of $500.  The Company will use an amount equal to the gross proceeds from the sale of the FT Shares to incur eligible Canadian exploration expenses that will qualify as flow-through mining expenditures, as such terms are defined in the Income Tax Act (Canada) ("Qualifying Expenditures") in relation to the Company's Yellowknife Gold Project, on or before December 31, 2025.

A fair value of $101 was assigned to the flow-through premium liability based on the residual value method. As of November 30, 2025, the Company has recognized a flow-through recovery of $101 associated with eligible exploration expenditures during the year ended November 30, 2025. As of November 30, 2025, the remaining flow-through premium liability is $nil.

11.2	Reserves

	Restricted Share Rights ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2023	-	9,952	3,541	13,493
Options exercised	-	(967)	-	(967)
Restricted share rights vested	(505)	-	-	(505)
Share-based compensation	523	1,506	-	2,029
Balance at November 30, 2024	18	10,491	3,541	14,050
Options exercised	-	(512)	-	(512)
Restricted share rights vested	(962)	-	-	(962)
Share-based compensation	951	1,259	-	2,210
Balance at November 30, 2025	7	11,238	3,541	14,786

11.3	Share Options

The Company's share option plan (the "Option Plan") was approved by the Board of Directors of the Company (the "Board") on January 28, 2011, and amended and restated on October 30, 2012, October 11, 2013, October 18, 2016, April 5, 2019 and March 14, 2022.  The Option Plan was approved by the Company's shareholders in accordance with its terms at the Annual General and Special Meeting held on May 15, 2025.

The following outlines movements of the Company's Options:

	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2023	14,945,195	1.60
Granted	2,763,234	1.19
Exercised(1)	(2,029,500)	1.05
Expired	(197,500)	1.02
Balance at November 30, 2024	15,481,429	1.61
Granted	3,047,000	1.88
Exercised(2)	(1,091,984)	1.30
Expired	(1,925,000)	2.82
Forfeited	(245,000)	1.71
Balance at November 30, 2025	15,266,445	1.53

(1)

During the year ended November 30, 2024, the Company issued 271,189 common shares at weighted average trading prices of $1.20. The Common shares were issued pursuant to the exercise of 2,029,500 share options, of which 237,189 common shares were issued pursuant to the exercise of 1,995,500 share options on a net exercise basis.

(2)

During the year ended November 30, 2025, the Company issued 656,751 common shares at weighted average trading prices of $2.11. The Common shares were issued pursuant to the exercise of 1,091,984 share options, of which 254,251 common shares were issued pursuant to the exercise of 689,484 share options on a net exercise basis.

The fair value of Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended November 30, 2025	Year ended November 30, 2024
Risk-free interest rate	2.41%	3.18%
Expected life (years)	2.87	2.87
Expected volatility	42.55%	46.66%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	3.69%

A summary of Options outstanding and exercisable as of November 30, 2025, are as follows:

			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$1.05	-	$1.09	2,905,000	1.09	2.93	2,905,000	1.09	2.93
$1.10	-	$1.59	3,135,000	1.22	3.66	2,415,000	1.22	3.55
$1.60	-	$1.82	3,818,000	1.60	1.98	3,818,000	1.60	1.98
$1.83	-	$1.93	2,442,500	1.83	0.95	2,442,500	1.83	0.95
$1.94	-	$3.88	2,965,945	1.95	4.78	868,195	1.96	4.27
			15,266,445	1.53	2.89	12,448,695	1.48	2.46

The amount of share-based compensation expense recognized for Options during the year ended November 30, 2025, was $1,259 (2024: $1,506), using the Black-Scholes option pricing model.

11.4	Restricted Share Rights

The Company's restricted share rights plan (the "RSRP") was approved by the Board on November 27, 2018, and amended and restated on March 28, 2025. Pursuant to the terms of the RSRP, the Board may designate directors, senior officers, employees and consultants of the Company, eligible to receive restricted share rights ("RSR(s)") to acquire such number of GoldMining Shares as the Board may determine, in accordance with the restricted periods schedule during the recipient's continual service with the Company. There are no cash settlement alternatives. The RSRP was approved by the Company's shareholders in accordance with its terms at the Company's Annual General and Special Meeting held on May 15, 2025.

The RSRs vest in accordance with the vesting schedule during the recipient's continual service with the Company. The Company classifies RSRs as equity instruments since the Company settles the awards in common shares. The compensation expense for standard RSRs is calculated based on the fair value of each RSR as determined by the closing value of the Company's common shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSR.  The Company expects to settle RSRs, upon vesting, through the issuance of common shares from treasury.

The following outlines movements of the Company's RSRs:

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2023	366,530	1.23
Granted	811,298	1.19
Vested	(412,663)	1.23
Balance as at November 30, 2024	765,165	1.19
Granted	379,840	1.94
Vested(1)	(788,819)	1.22
Forfeited	(6,500)	1.19
Balance at November 30, 2025	349,686	1.94

(1)	Subsequent to year end, 418,750 RSRs were net settled, resulting in the issuance of 195,329 GoldMining Shares, with the remaining RSRs used to settle payroll withholding taxes.

The amount of share-based compensation expense recognized for RSRs during the year ended November 30, 2025 was $951 (2024: $523).